Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Marketable Securities

Fixed Maturities and Equity Securities

Available-for-sale and fair value option (“FVO”) fixed maturities and equity securities were as follows as of June 30, 2013:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$5,610.1	$377.2	$64.6	$—	$5,922.7	$—
U.S. Government agencies and authorities	702.0	36.6	0.5	—	738.1	—
State, municipalities and political subdivisions	278.3	15.0	0.8	—	292.5	—
U.S. corporate securities	35,244.5	2,387.9	565.5	—	37,066.9	13.0

Foreign securities:(1)
Government	1,080.8	53.7	42.7	—	1,091.8	—
Other	13,945.1	888.4	177.4	—	14,656.1	—

Total foreign securities	15,025.9	942.1	220.1	—	15,747.9	—

Residential mortgage-backed securities:
Agency	5,510.0	483.0	52.8	101.9	6,042.1	1.1
Non-Agency	1,353.2	165.4	42.9	59.2	1,534.9	118.9

Total Residential mortgage-backed securities	6,863.2	648.4	95.7	161.1	7,577.0	120.0
Commercial mortgage-backed securities	4,014.6	414.9	3.6	—	4,425.9	4.4
Other asset-backed securities	2,163.0	97.8	52.5	(7.3)	2,201.0	5.2

Total fixed maturities, including securities pledged	69,901.6	4,919.9	1,003.3	153.8	73,972.0	142.6
Less: Securities pledged	1,300.8	71.6	15.4	—	1,357.0	—

Total fixed maturities	68,600.8	4,848.3	987.9	153.8	72,615.0	142.6

Equity securities:
Common stock	188.9	1.1	0.2	—	189.8	—
Preferred stock	51.9	39.3	—	—	91.2	—

Total equity securities	240.8	40.4	0.2	—	281.0	—

Total fixed maturities and equity securities investments	$68,841.6	$4,888.7	$988.1	$153.8	$72,896.0	$142.6

(1)	Primarily U.S. dollar denominated.
(2)

Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.

(3)	Represents Other-than Temporary-Impairments (“OTTI”) reported as a component of Other comprehensive income.

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2012:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$5,194.3	$691.2	$1.8	$—	$5,883.7	$—
U.S. Government agencies and authorities	645.4	78.8	—	—	724.2	—
State, municipalities and political subdivisions	320.2	32.6	—	—	352.8	—
U.S. corporate securities	32,986.1	4,226.6	48.8	—	37,163.9	13.4

Foreign securities(1):
Government	1,069.4	125.2	4.6	—	1,190.0	—
Other	13,321.8	1,527.4	54.7	—	14,794.5	—

Total foreign securities	14,391.2	1,652.6	59.3	—	15,984.5	—

Residential mortgage-backed securities:
Agency	5,071.6	633.3	14.8	156.0	5,846.1	1.2
Non-Agency	1,612.6	198.6	71.9	81.6	1,820.9	139.6

Total Residential mortgage-backed securities	6,684.2	831.9	86.7	237.6	7,667.0	140.8
Commercial mortgage-backed securities	4,438.9	513.6	6.1	—	4,946.4	4.4
Other asset-backed securities	2,536.4	128.4	90.0	(10.2)	2,564.6	15.4

Total fixed maturities, including securities pledged	67,196.7	8,155.7	292.7	227.4	75,287.1	174.0
Less: Securities pledged	1,470.0	139.6	4.1	—	1,605.5	—

Total fixed maturities	65,726.7	8,016.1	288.6	227.4	73,681.6	174.0

Equity securities:
Common stock	194.4	13.2	1.0	—	206.6	—
Preferred stock	103.5	30.0	—	—	133.5	—

Total equity securities	297.9	43.2	1.0	—	340.1	—

Total fixed maturities and equity securities investments	$66,024.6	$8,059.3	$289.6	$227.4	$74,021.7	$174.0

(1)	Primarily U.S. dollar denominated.
(2)

Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.

(3)	Represents OTTI reported as a component of Other comprehensive income.

Available-for-sale and fair value option (“FVO”) fixed maturities and equity securities were as follows as of December 31, 2012:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$5,194.3	$691.2	$1.8	$—	$5,883.7	$—
U.S. government agencies and authorities	645.4	78.8	—	—	724.2	—
State, municipalities and political subdivisions	320.2	32.6	—	—	352.8	—
U.S. corporate securities	32,986.1	4,226.6	48.8	—	37,163.9	13.4
Foreign securities(1):
Government	1,069.4	125.2	4.6	—	1,190.0	—
Other	13,321.8	1,527.4	54.7	—	14,794.5	—

Total foreign securities	14,391.2	1,652.6	59.3	—	15,984.5	—
Residential mortgage-backed securities:
Agency	5,071.6	633.3	14.8	156.0	5,846.1	1.2
Non-Agency	1,612.6	198.6	71.9	81.6	1,820.9	139.6

Total Residential mortgage-backed securities	6,684.2	831.9	86.7	237.6	7,667.0	140.8
Commercial mortgage-backed securities	4,438.9	513.6	6.1	—	4,946.4	4.4
Other asset-backed securities	2,536.4	128.4	90.0	(10.2)	2,564.6	15.4

Total fixed maturities, including securities pledged	67,196.7	8,155.7	292.7	227.4	75,287.1	174.0
Less: Securities pledged	1,470.0	139.6	4.1	—	1,605.5	—

Total fixed maturities	65,726.7	8,016.1	288.6	227.4	73,681.6	174.0
Equity securities:
Common stock	194.4	13.2	1.0	—	206.6	—
Preferred stock	103.5	30.0	—	—	133.5	—

Total equity securities	297.9	43.2	1.0	—	340.1	—

Total fixed maturities and equity securities investments	$66,024.6	$8,059.3	$289.6	$227.4	$74,021.7	$174.0

(1)	Primarily U.S. dollar denominated.
(2)

Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3)	Represents OTTI reported as a component of Other comprehensive income.

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2011:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$5,283.8	$688.7	$—	$—	$5,972.5	$—
U.S. government agencies and authorities	643.1	84.7	—	—	727.8	—
State, municipalities and political subdivisions	375.1	21.2	2.4	—	393.9	—
U.S. corporate securities	30,486.5	3,095.6	109.0	—	33,473.1	—
Foreign securities(1):
Government	834.9	92.9	9.9	—	917.9	—
Other	13,207.0	1,078.0	135.5	—	14,149.5	0.1

Total foreign securities	14,041.9	1,170.9	145.4	—	15,067.4	0.1
Residential mortgage-backed securities:
Agency	5,754.8	865.4	11.9	182.2	6,790.5	1.7
Non-Agency	2,180.2	228.2	228.9	78.1	2,257.6	197.6

Total Residential mortgage-backed securities	7,935.0	1,093.6	240.8	260.3	9,048.1	199.3
Commercial mortgage-backed securities	5,387.1	247.5	149.2	—	5,485.4	6.3
Other asset-backed securities	2,727.0	62.1	270.7	(17.2)	2,501.2	20.4

Total fixed maturities, including securities pledged	66,879.5	6,464.3	917.5	243.1	72,669.4	226.1
Less: Securities pledged	2,068.7	189.4	4.6	—	2,253.5	—

Total fixed maturities	64,810.8	6,274.9	912.9	243.1	70,415.9	226.1
Equity securities:
Common stock	222.1	14.7	5.6	—	231.2	—
Preferred stock	98.5	24.1	—	—	122.6	—

Total equity securities	320.6	38.8	5.6	—	353.8	—

Total fixed maturities and equity securities investments	$65,131.4	$6,313.7	$918.5	$243.1	$70,769.7	$226.1

(1)	Primarily U.S. dollar denominated.
(2)

Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3)	Represents OTTI reported as a component of Other comprehensive income.

Investments Classifed by Contractual Maturity Date

The amortized cost and fair value of fixed maturities, including securities pledged, as of June 30, 2013, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. Mortgage-backed securities (“MBS”) and Other asset-backed securities (“ABS”) are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$2,390.5	$2,471.6
After one year through five years	15,121.5	15,862.9
After five years through ten years	19,373.8	19,928.2
After ten years	19,975.0	21,505.4
Mortgage-backed securities	10,877.8	12,002.9
Other asset-backed securities	2,163.0	2,201.0

Fixed maturities, including securities pledged	$69,901.6	$73,972.0

Mortgage-backed securities (“MBS”) and Other asset-backed securities (“ABS”) are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$2,820.9	$2,918.1
After one year through five years	14,380.3	15,353.4
After five years through ten years	17,372.7	19,179.7
After ten years	18,963.3	22,657.9
Mortgage-backed securities	11,123.1	12,613.4
Other asset-backed securities	2,536.4	2,564.6

Fixed maturities, including securities pledged	$67,196.7	$75,287.1

U.S. and Foreign Corporate Securities by Industry

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
June 30, 2013
Communications	$4,043.7	$332.7	$56.7	$4,319.7
Financial	6,086.4	537.6	76.2	6,547.8
Industrial and other companies	28,528.9	1,637.2	490.6	29,675.5
Utilities	9,069.8	672.7	94.7	9,647.8
Transportation	1,460.8	96.1	24.7	1,532.2

Total	$49,189.6	$3,276.3	$742.9	$51,723.0

December 31, 2012
Communications	$3,609.5	$563.4	$2.4	$4,170.5
Financial	5,912.9	749.4	46.7	6,615.6
Industrial and other companies	26,613.3	3,063.3	24.2	29,652.4
Utilities	8,893.1	1,210.5	28.9	10,074.7
Transportation	1,279.1	167.4	1.3	1,445.2

Total	$46,307.9	$5,754.0	$103.5	$51,958.4

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of December 31, 2012 and 2011:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
2012
Communications	$3,609.5	$563.4	$2.4	$4,170.5
Financial	5,912.9	749.4	46.7	6,615.6
Industrial and other companies	26,613.3	3,063.3	24.2	29,652.4
Utilities	8,893.1	1,210.5	28.9	10,074.7
Transportation	1,279.1	167.4	1.3	1,445.2

Total	$46,307.9	$5,754.0	$103.5	$51,958.4

2011
Communications	$3,561.5	$395.4	$12.5	$3,944.4
Financial	6,309.6	450.5	133.9	6,626.2
Industrial and other companies	24,071.1	2,252.6	67.2	26,256.5
Utilities	8,535.8	948.7	26.2	9,458.3
Transportation	1,215.5	126.4	4.7	1,337.2

Total	$43,693.5	$4,173.6	$244.5	$47,622.6

Schedule of Unrealized Loss on Investments

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of June 30, 2013:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$2,626.9	$58.2	$45.5	$6.4	$—	$—	$2,672.4	$64.6
U.S. Government agencies and authorities	56.9	0.5	—	—	—	—	56.9	0.5
U.S. corporate, state and municipalities	8,739.5	457.8	723.2	82.7	195.4	25.8	9,658.1	566.3
Foreign	3,316.3	185.9	103.4	9.2	201.6	25.0	3,621.3	220.1
Residential mortgage-backed	1,807.4	39.2	195.9	7.7	384.8	48.8	2,388.1	95.7
Commercial mortgage-backed	—	—	3.6	—	40.9	3.6	44.5	3.6
Other asset-backed	257.0	1.7	14.9	0.1	423.2	50.7	695.1	52.5

Total	$16,804.0	$743.3	$1,086.5	$106.1	$1,245.9	$153.9	$19,136.4	$1,003.3

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$451.2	$1.8	$—	$—	$—	$—	$451.2	$1.8
U.S. Government agencies and authorities	—	—	—	—	—	—	—	—
U.S. corporate, state and municipalities	1,333.4	19.2	116.5	3.0	231.2	26.6	1,681.1	48.8
Foreign	360.2	12.7	59.8	7.4	314.9	39.2	734.9	59.3
Residential mortgage-backed	369.3	6.4	42.0	2.1	585.1	78.2	996.4	86.7
Commercial mortgage-backed	22.0	0.2	15.3	1.7	44.4	4.2	81.7	6.1
Other asset-backed	70.2	—	7.0	1.2	609.2	88.8	686.4	90.0

Total	$2,606.3	$40.3	$240.6	$15.4	$1,784.8	$237.0	$4,631.7	$292.7

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2012
U.S. Treasuries	$451.2	$1.8	$—	$—	$—	$—	$451.2	$1.8
U.S. corporate, state and municipalities	1,333.4	19.2	116.5	3.0	231.2	26.6	1,681.1	48.8
Foreign	360.2	12.7	59.8	7.4	314.9	39.2	734.9	59.3
Residential mortgage-backed	369.3	6.4	42.0	2.1	585.1	78.2	996.4	86.7
Commercial mortgage-backed	22.0	0.2	15.3	1.7	44.4	4.2	81.7	6.1
Other asset-backed	70.2	—	7.0	1.2	609.2	88.8	686.4	90.0

Total	$2,606.3	$40.3	$240.6	$15.4	$1,784.8	$237.0	$4,631.7	$292.7

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2011:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2011
U.S. Treasuries	$—	$—	$—	$—	$—	$—	$—	$—
U.S. corporate, state and municipalities	1,812.9	55.7	173.2	10.4	393.4	45.3	2,379.5	111.4
Foreign	1,177.6	66.2	80.2	7.3	655.8	71.9	1,913.6	145.4
Residential mortgage-backed	426.6	5.1	388.3	16.1	865.1	219.6	1,680.0	240.8
Commercial mortgage-backed	338.3	6.4	1,131.6	87.6	241.4	55.2	1,711.3	149.2
Other asset-backed	306.9	5.3	165.8	42.7	668.5	222.7	1,141.2	270.7

Total	$4,062.3	$138.7	$1,939.1	$164.1	$2,824.2	$614.7	$8,825.6	$917.5

Schedule of Loan-to-Value, Credit Enhancement and Fixed Floating Rates for RMBS and Other ABS in a Gross Unrealized Loss Position

The following tables summarize loan-to-value, credit enhancement and fixed floating rate details for RMBS and Other ABS in a gross unrealized loss position as of the dates indicated:

	Loan-to-Value Ratio
	Amortized Cost		Unrealized Capital Losses
June 30, 2013	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS > 100%	$253.3	$33.7	$13.8	$8.7
Non-agency RMBS 90% - 100%	242.4	37.5	13.6	9.3
Non-agency RMBS 80% - 90%	186.3	22.4	12.3	6.7
Non-agency RMBS < 80%	358.7	17.3	23.7	4.4
Agency RMBS	1,827.5	19.8	46.4	6.3
Other ABS (Non-RMBS)	230.3	2.2	2.3	0.7

Total RMBS and Other ABS	$3,098.5	$132.9	$112.1	$36.1

	Credit Enhancement Percentage
	Amortized Cost		Unrealized Capital Losses
June 30, 2013	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS 10% +	$618.2	$61.3	$46.7	$15.9
Non-agency RMBS 5% - 10%	107.3	0.1	4.0	—
Non-agency RMBS 0% - 5%	194.6	8.1	6.1	2.0
Non-agency RMBS 0%	120.6	41.4	6.6	11.2
Agency RMBS	1,827.5	19.8	46.4	6.3
Other ABS (Non-RMBS)	230.3	2.2	2.3	0.7

Total RMBS and Other ABS	$3,098.5	$132.9	$112.1	$36.1

	Fixed Rate/Floating Rate
	Amortized Cost		Unrealized Capital Losses
June 30, 2013	< 20%	> 20%	< 20%	> 20%
Fixed Rate	$1,782.9	$11.0	$43.1	$3.3
Floating Rate	1,315.6	121.9	69.0	32.8

Total	$3,098.5	$132.9	$112.1	$36.1

(1)	For purposes of this table, subprime mortgages are included in Non-agency RMBS categories.

	Loan-to-Value Ratio
	Amortized Cost		Unrealized Capital Losses
December 31, 2012	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS > 100%	$562.3	$203.8	$39.5	$58.0
Non-agency RMBS 90% - 100%	134.2	35.2	12.8	10.7
Non-agency RMBS 80% - 90%	78.9	46.9	7.5	12.1
Non-agency RMBS < 80%	288.9	17.5	14.0	5.5
Agency RMBS	398.0	8.1	11.0	3.8
Other ABS (Non-RMBS)	83.4	2.3	1.2	0.6

Total RMBS and Other ABS	$1,545.7	$313.8	$86.0	$90.7

	Credit Enhancement Percentage
	Amortized Cost		Unrealized Capital Losses
December 31, 2012	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS 10% +	$706.8	$187.1	$53.8	$51.2
Non-agency RMBS 5% - 10%	187.6	2.2	6.8	0.7
Non-agency RMBS 0% - 5%	89.4	12.3	7.6	4.2
Non-agency RMBS 0%	80.5	101.8	5.6	30.2
Agency RMBS	398.0	8.1	11.0	3.8
Other ABS (Non-RMBS)	83.4	2.3	1.2	0.6

Total RMBS and Other ABS	$1,545.7	$313.8	$86.0	$90.7

	Fixed Rate/Floating Rate
	Amortized Cost		Unrealized Capital Losses
December 31, 2012	< 20%	> 20%	< 20%	> 20%
Fixed Rate	$669.4	$33.3	$14.2	$10.2
Floating Rate	876.3	280.5	71.8	80.5

Total	$1,545.7	$313.8	$86.0	$90.7

(1)	For purposes of this table, subprime mortgages are included in Non-agency RMBS categories.

The following tables summarize loan-to-value, credit enhancement and fixed floating rate details for RMBS and Other ABS in a gross unrealized loss position as of December 31, 2012 and 2011:

	Loan-to-Value Ratio
	Amortized Cost		Unrealized Capital Losses
	< 20%	> 20%	< 20%	> 20%
2012
RMBS and Other ABS
Non-agency RMBS > 100%	$562.3	$203.8	$39.5	$58.0
Non-agency RMBS 90% – 100%	134.2	35.2	12.8	10.7
Non-agency RMBS 80% – 90%	78.9	46.9	7.5	12.1
Non-agency RMBS < 80%	288.9	17.5	14.0	5.5
Agency RMBS	398.0	8.1	11.0	3.8
Other ABS (Non-RMBS)	83.4	2.3	1.2	0.6

Total RMBS and Other ABS	$1,545.7	$313.8	$86.0	$90.7

	Credit Enhancement Percentage
	Amortized Cost		Unrealized Capital Losses
	< 20%	> 20%	< 20%	> 20%
2012
RMBS and Other ABS
Non-agency RMBS 10% +	$706.8	$187.1	$53.8	$51.2
Non-agency RMBS 5% – 10%	187.6	2.2	6.8	0.7
Non-agency RMBS 0% – 5%	89.4	12.3	7.6	4.2
Non-agency RMBS 0%	80.5	101.8	5.6	30.2
Agency RMBS	398.0	8.1	11.0	3.8
Other ABS (Non-RMBS)	83.4	2.3	1.2	0.6

Total RMBS and Other ABS	$1,545.7	$313.8	$86.0	$90.7

	Fixed Rate/Floating Rate
	Amortized Cost		Unrealized Capital Losses
	< 20%	> 20%	< 20%	> 20%
2012
Fixed Rate	$669.4	$33.3	$14.2	$10.2
Floating Rate	876.3	280.5	71.8	80.5

Total	$1,545.7	$313.8	$86.0	$90.7

	Loan-to-Value Ratio
	Amortized Cost		Unrealized Capital Losses
	< 20%	> 20%	< 20%	> 20%
2011
RMBS and Other ABS
Non-agency RMBS > 100%	$728.7	$706.0	$86.5	$237.8
Non-agency RMBS 90% – 100%	258.3	162.2	24.2	60.6
Non-agency RMBS 80% – 90%	120.4	80.8	9.9	23.6
Non-agency RMBS < 80%	492.8	112.8	19.5	36.0
Agency RMBS	450.7	4.8	10.2	2.0
Other ABS (Non-RMBS)	212.7	2.5	0.6	0.6

Total RMBS and Other ABS	$2,263.6	$1,069.1	$150.9	$360.6

	Credit Enhancement Percentage
	Amortized Cost		Unrealized Capital Losses
	< 20%	> 20%	< 20%	> 20%
2011
RMBS and Other ABS
Non-agency RMBS 10% +	$793.4	$761.4	$77.3	$256.4
Non-agency RMBS 5% – 10%	509.8	45.4	35.2	15.0
Non-agency RMBS 0% – 5%	249.2	150.0	21.6	45.8
Non-agency RMBS 0%	47.8	105.0	6.0	40.8
Agency RMBS	450.7	4.8	10.2	2.0
Other ABS (Non-RMBS)	212.7	2.5	0.6	0.6

Total RMBS and Other ABS	$2,263.6	$1,069.1	$150.9	$360.6

	Fixed Rate/Floating Rate
	Amortized Cost		Unrealized Capital Losses
	< 20%	> 20%	< 20%	> 20%
2011
Fixed Rate	$1,108.1	$147.6	$49.5	$50.5
Floating Rate	1,155.5	921.5	101.4	310.1

Total	$2,263.6	$1,069.1	$150.9	$360.6

Risk Exposure to Securities Based on Credit Quality

The following tables summarize the Company’s exposure to subprime mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of the dates indicated:

	% of Total Subprime Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
June 30, 2013
	1	58.3%	AAA	0.4%	2007	28.7%
	2	8.3%	AA	1.1%	2006	32.7%
	3	22.7%	A	5.4%	2005 and prior	38.6%

	4	9.5%	BBB	6.0%		100.0%

	5	1.0%	BB and below	87.1%

	6	0.2%		100.0%

		100.0%

December 31, 2012
	1	60.3%	AAA	1.1%	2007	29.1%
	2	11.9%	AA	1.0%	2006	36.8%
	3	16.7%	A	5.4%	2005 and prior	34.1%

	4	8.1%	BBB	6.0%		100.0%

	5	2.8%	BB and below	86.5%

	6	0.2%		100.0%

		100.0%

The Company’s exposure to Alt-A mortgages is included in Residential mortgage-backed securities in the “Fixed Maturities and Equity Securities” section above. As of June 30, 2013, the fair value and gross unrealized losses related to the Company’s exposure to Alt-A RMBS aggregated to $376.3 and $25.8, respectively, representing 0.5% of total fixed maturities, including securities pledged, based on fair value. As of December 31, 2012, the fair value and gross unrealized losses related to the Company’s exposure to Alt-A RMBS aggregated to $411.3 and $47.9, respectively, representing 0.5% of total fixed maturities, including securities pledged, based on fair value.

The following tables summarize the Company’s exposure to Alt-A residential mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of the dates indicated:

	% of Total Alt-A Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
June 30, 2013
	1	43.6%	AAA	0.1%	2007	21.1%
	2	12.9%	AA	0.3%	2006	25.9%
	3	24.4%	A	1.8%	2005 and prior	53.0%

	4	15.6%	BBB	3.7%		100.0%

	5	2.8%	BB and below	94.1%

	6	0.7%		100.0%

		100.0%

December 31, 2012
	1	34.1%	AAA	0.2%	2007	20.4%
	2	11.9%	AA	1.2%	2006	25.9%
	3	18.8%	A	1.5%	2005 and prior	53.7%

	4	26.9%	BBB	4.1%		100.0%

	5	7.5%	BB and below	93.0%

	6	0.8%		100.0%

		100.0%

Commercial Mortgage-backed and Other Asset-backed Securities

As of June 30, 2013 and December 31, 2012, the fair value of the Company’s CMBS totaled $4.4 billion and $4.9 billion, respectively. As of June 30, 2013 and December 31, 2012, the gross unrealized losses related to CMBS totaled $3.6 and $6.1, respectively. CMBS investments represent pools of commercial mortgages that are broadly diversified across property types and geographical areas.

The following tables summarize the Company’s exposure to CMBS holdings by credit quality using NAIC designations, ARO ratings and vintage year as of the dates indicated:

	% of Total CMBS
	NAIC Designation		ARO Ratings		Vintage
June 30, 2013
	1	98.7%	AAA	37.3%	2008	0.2%
	2	0.9%	AA	18.4%	2007	37.0%
	3	0.3%	A	11.1%	2006	31.4%
	4	0.1%	BBB	18.1%	2005 and prior	31.4%

	5	—%	BB and below	15.1%		100.0%

	6	—%		100.0%

		100.0%

December 31, 2012
	1	98.3%	AAA	38.1%	2008	0.3%
	2	1.4%	AA	17.2%	2007	37.4%
	3	0.2%	A	11.2%	2006	30.2%
	4	0.1%	BBB	17.8%	2005 and prior	32.1%

	5	—%	BB and below	15.7%		100.0%

	6	—%		100.0%

		100.0%

As of June 30, 2013 and December 31, 2012, the fair value of the Company’s Other ABS, excluding subprime exposure, totaled $1.4 billion and $1.6 billion, respectively. As of June 30, 2013 and December 31, 2012, the gross unrealized losses related to Other ABS, excluding subprime exposure, totaled $3.0 and $1.8, respectively.

As of June 30, 2013, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 40.0%, 3.5% and 35.5%, respectively, of total Other ABS, excluding subprime exposure. As of December 31, 2012, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 40.5%, 4.1% and 33.3%, respectively, of total Other ABS, excluding subprime exposure.

The following tables summarize the Company’s exposure to Other ABS holdings, excluding subprime exposure, by credit quality using NAIC designations, ARO ratings and vintage year as of the dates indicated:

	% of Total Other ABS
	NAIC Designation		ARO Ratings		Vintage
June 30, 2013
	1	98.4%	AAA	92.7%	2013	3.6%
	2	0.9%	AA	2.1%	2012	23.5%
	3	—%	A	3.6%	2011	12.6%
	4	—%	BBB	0.9%	2010	5.4%
	5	—%	BB and below	0.7%	2009	2.2%

	6	0.7%		100.0%	2008	5.0%

		100.0%			2007 and prior	47.7%

						100.0%

December 31, 2012
	1	97.7%	AAA	91.9%	2012	24.6%
	2	1.7%	AA	0.9%	2011	14.9%
	3	0.1%	A	4.9%	2010	5.8%
	4	—%	BBB	1.7%	2009	2.1%
	5	—%	BB and below	0.6%	2008	5.9%

	6	0.5%		100.0%	2007	18.4%

		100.0%			2006 and prior	28.3%

						100.0%

The following tables summarize the Company’s exposure to subprime mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Subprime Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
2012
	1	60.3%	AAA	1.1%	2007	29.1%
	2	11.9%	AA	1.0%	2006	36.8%
	3	16.7%	A	5.4%	2005 and prior	34.1%

	4	8.1%	BBB	6.0%		100.0%

	5	2.8%	BB and below	86.5%

	6	0.2%		100.0%

		100.0%

2011
	1	78.1%	AAA	2.9%	2007	26.9%
	2	4.7%	AA	1.2%	2006	41.2%
	3	13.4%	A	4.5%	2005 and prior	31.9%

	4	2.7%	BBB	8.8%		100.0%

	5	0.5%	BB and below	82.6%

	6	0.6%		100.0%

		100.0%

The following tables summarize the Company’s exposure to Alt-A residential mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Alt-A Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
2012
	1	34.1%	AAA	0.2%	2007	20.4%

	2	11.9%	AA	1.2%	2006	25.9%

	3	18.8%	A	1.5%	2005 and prior	53.7%

	4	26.9%	BBB	4.1%		100.0%

	5	7.5%	BB and below	93.0%

	6	0.8%		100.0%

		100.0%

2011
	1	38.7%	AAA	1.0%	2007	18.8%

	2	11.0%	AA	2.3%	2006	25.3%

	3	16.4%	A	7.5%	2005 and prior	55.9%

	4	24.0%	BBB	3.9%		100.0%

	5	9.0%	BB and below	85.3%

	6	0.9%		100.0%

		100.0%

The following tables summarize the Company’s exposure to CMBS holdings by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total CMBS
	NAIC Designation		ARO Ratings		Vintage
2012
	1	98.3%	AAA	38.1%	2008	0.3%

	2	1.4%	AA	17.2%	2007	37.4%

	3	0.2%	A	11.2%	2006	30.2%

	4	0.1%	BBB	17.8%	2005 and prior	32.1%

	5	—	BB and below	15.7%		100.0%

	6	—		100.0%

		100.0%

2011
	1	92.7%	AAA	47.3%	2008	0.3%

	2	2.6%	AA	10.1%	2007	33.4%

	3	3.6%	A	16.5%	2006	26.5%

	4	0.7%	BBB	13.5%	2005 and prior	39.8%

	5	—	BB and below	12.6%		100.0%

	6	0.4%		100.0%

		100.0%

The following tables summarize the Company’s exposure to Other ABS holdings, excluding subprime exposure, by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Other ABS
	NAIC Designation		ARO Ratings		Vintage
2012
	1	97.7%	AAA	91.9%	2012	24.6%

	2	1.7%	AA	0.9%	2011	14.9%

	3	0.1%	A	4.9%	2010	5.8%

	4	—	BBB	1.7%	2009	2.1%

	5	—	BB and below	0.6%	2008	5.9%

	6	0.5%		100.0%	2007	18.4%

		100.0%			2006	9.5%

					2005 and prior	18.8%

						100.0%

2011
	1	96.1%	AAA	86.6%	2011	18.0%

	2	2.3%	AA	3.1%	2010	9.6%

	3	—	A	4.9%	2009	6.4%

	4	0.2%	BBB	3.8%	2008	7.0%

	5	1.4%	BB and below	1.6%	2007	24.8%

	6	—		100.0%	2006	9.5%

		100.0%			2005 and prior	24.7%

						100.0%

Schedule of Mortgage Loans Real Estate and Valuation Allowance

The following table summarizes the Company’s investment in mortgage loans as of the dates indicated:

	June 30, 2013	December 31, 2012
Commercial mortgage loans	$8,933.2	$8,666.2
Collective valuation allowance	(4.1)	(3.9)

Total net commercial mortgage loans	$8,929.1	$8,662.3

There were no impairments taken on the mortgage loan portfolio for the six months ended June 30, 2013 and 2012.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	June 30, 2013	December 31, 2012
Collective valuation allowance for losses, balance at January 1	$3.9	$4.4
Addition to (reduction of) allowance for losses	0.2	(0.5)

Collective valuation allowance for losses, end of period	$4.1	$3.9

The following table summarizes the Company’s investment in mortgage loans as of December 31, 2012 and 2011:

	2012	2011
Commercial mortgage loans	$8,666.2	$8,695.5
Collective valuation allowance	(3.9)	(4.4)

Total net commercial mortgage loans	$8,662.3	$8,691.1

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the years ended December 31, 2012 and 2011:

	2012	2011
Collective valuation allowance for losses, beginning of period	$4.4	$7.0
Addition to (reduction of) allowance for losses	(0.5)	(2.6)

Collective valuation allowance for losses, end of period	$3.9	$4.4

Impaired Financing Receivables

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	June 30, 2013	December 31, 2012
Impaired loans without allowances for losses	$16.8	$16.8
Unpaid principal balance of impaired loans	31.9	31.9

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of December 31, 2012 and 2011:

	2012	2011
Impaired loans with allowances for losses	$—	$—
Impaired loans without allowances for losses	16.8	48.7

Subtotal	16.8	48.7
Less: Allowances for losses on impaired loans	—	—

Impaired loans, net	$16.8	$48.7

Unpaid principal balance of impaired loans	$31.9	$63.8

Past Due Financing Receivables, Impaired Financing Receivables, Troubled Debt Restructurings on Financing Receivables, and Loans in Foreclosure

The following table presents information on loans in foreclosure as of the dates indicated:

	June 30, 2013	December 31, 2012
Loans in foreclosure, at amortized cost(1)	$9.0	$9.0
(1)	Amounts included in Loans in foreclosure, which were also impaired, are included in the Impaired loans, average investment during the period as shown in the table below.

The following table presents information on impaired loans, restructured loans, loans 90 days or more past due and loans in foreclosure as of December 31, 2012, 2011 and 2010:

	2012	2011	2010
Impaired loans, average investment during the period	$32.7	$43.7	$72.5
Troubled debt restructured loans(1)	—	15.7	—
Loans 90 days or more past due, interest no longer accruing, at amortized cost	—	16.6	2.7
Loans in foreclosure, at amortized cost	9.0	—	—
Unpaid principal balance of loans 90 days or more past due, interest no longer accruing	—	21.6	4.9

(1)

Amounts included in Troubled debt restructured loans, Loans 90 days or more past due and Loans in foreclosure, which were also impaired, are included in the Impaired loans, average investment during the period.

Interest Income Recognized on Impaired and Restructured Loans

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Six Months Ended June 30,
	2013	2012
Impaired loans, average investment during period (amortized cost)	$16.8	$36.6
Interest income recognized on impaired loans, on an accrual basis	0.3	0.3
Interest income recognized on impaired loans, on a cash basis	0.3	0.5
Interest income recognized on troubled debt restructured loans, on an accrual basis	—	0.3

The following tables present information on interest income recognized on impaired and troubled debt restructured loans for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Interest income recognized on impaired loans, on an accrual basis	$0.7	$1.8	$3.7
Interest income recognized on impaired loans, on a cash basis	0.8	1.8	4.2
Interest income recognized on troubled debt restructured loans, on an accrual basis	0.3	0.3	—

Loans Receivable, Grouped by Loan to Value and Debt Service Coverage Ratio

The following table presents the LTV ratios as of the dates indicated:

	June 30, 2013(1)	December 31, 2012(1)
Loan-to-Value Ratio:
0% - 50%	$1,803.4	$1,987.9
50% - 60%	2,416.2	2,425.2
60% - 70%	4,271.5	3,736.1
70% - 80%	408.6	481.7
80% and above	33.5	35.3

Total Commercial mortgage loans	$8,933.2	$8,666.2

(1)	Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of the dates indicated:

	June 30, 2013(1)	December 31, 2012(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$6,091.6	$5,953.7
1.25x - 1.5x	1,477.0	1,336.3
1.0x - 1.25x	1,012.5	992.7
Less than 1.0x	343.1	374.6
Commercial mortgage loans secured by land or construction loans	9.0	8.9

Total Commercial mortgage loans	$8,933.2	$8,666.2

(1)	Balances do not include allowance for mortgage loan credit losses.

The following table presents the LTV ratios as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Loan-to-Value Ratio:
0% – 50%	$1,987.9	$2,535.2
50% – 60%	2,425.2	2,479.4
60% – 70%	3,736.1	2,991.9
70% – 80%	481.7	621.2
80% and above	35.3	67.8

Total Commercial mortgage loans	$8,666.2	$8,695.5

(1)	Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$5,953.7	$5,710.3
1.25x – 1.5x	1,336.3	1,547.2
1.0x – 1.25x	992.7	1,082.2
Less than 1.0x	374.6	339.1
Commercial mortgage loans secured by land or construction loans	8.9	16.7

Total Commercial mortgage loans	$8,666.2	$8,695.5

(1)	Balances do not include allowance for mortgage loan credit losses.

Mortgage Loans by Geographic Location of Collateral

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	June 30, 2013(1)		December 31, 2012(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$2,090.1	23.3%	$1,973.9	22.8%
South Atlantic	1,706.6	19.1%	1,687.6	19.4%
West South Central	1,246.3	14.0%	1,176.3	13.6%
Middle Atlantic	1,142.9	12.8%	1,059.5	12.2%
East North Central	1,006.7	11.3%	962.8	11.1%
Mountain	711.1	8.0%	718.2	8.3%
West North Central	502.7	5.6%	537.5	6.2%
New England	322.1	3.6%	334.6	3.9%
East South Central	204.7	2.3%	215.8	2.5%

Total Commercial mortgage loans	$8,933.2	100.0%	$8,666.2	100.0%

(1)	Balances do not include allowance for mortgage loan credit losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of December 31, 2012 and 2011:

	2012(1)		2011(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$1,973.9	22.8%	$2,140.2	24.6%
South Atlantic	1,687.6	19.4%	1,555.4	17.9%
Middle Atlantic	1,059.5	12.2%	1,124.0	12.9%
East North Central	962.8	11.1%	1,010.4	11.6%
West South Central	1,176.3	13.6%	1,100.3	12.7%
Mountain	718.2	8.3%	776.9	8.9%
West North Central	537.5	6.2%	415.4	4.8%
New England	334.6	3.9%	320.0	3.7%
East South Central	215.8	2.5%	252.9	2.9%

Total Commercial mortgage loans	$8,666.2	100.0%	$8,695.5	100.0%

(1)	Balances do not include allowance for mortgage loan credit losses.

Mortgage Loans by Property Type of Collateral

	June 30, 2013(1)		December 31, 2012(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Industrial	$3,183.4	35.7%	$3,361.5	38.8%
Retail	2,653.1	29.7%	2,350.2	27.1%
Office	1,281.0	14.3%	1,284.7	14.8%
Apartments	994.1	11.1%	952.1	11.0%
Hotel/Motel	323.3	3.6%	280.6	3.2%
Mixed Use	157.3	1.8%	74.0	0.9%
Other	341.0	3.8%	363.1	4.2%

Total Commercial mortgage loans	$8,933.2	100.0%	$8,666.2	100.0%

(1)	Balances do not include allowance for mortgage loan credit losses.

	2012(1)		2011(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Industrial	$3,361.5	38.8%	$3,457.0	39.8%
Retail	2,350.2	27.1%	2,104.2	24.2%
Office	1,284.7	14.8%	1,384.5	15.9%
Apartments	952.1	11.0%	972.8	11.2%
Hotel/Motel	280.6	3.2%	468.4	5.4%
Mixed Use	74.0	0.9%	28.6	0.3%
Other	363.1	4.2%	280.0	3.2%

Total Commercial mortgage loans	$8,666.2	100.0%	$8,695.5	100.0%

(1)	Balances do not include allowance for mortgage loan credit losses.

Mortgage Loans by Year of Origination

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	June 30, 2013(1)	December 31, 2012(1)
Year of Origination:
2013	$1,028.7	$—
2012	1,783.6	1,821.0
2011	1,893.8	1,940.8
2010	414.6	429.9
2009	173.9	175.1
2008	517.0	725.1
2007 and prior	3,121.6	3,574.3

Total Commercial mortgage loans	$8,933.2	$8,666.2

(1)	Balances do not include allowance for mortgage loan credit losses.

The following table sets forth the breakdown of mortgages by year of origination as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Year of Origination:
2012	$1,821.0	$—
2011	1,940.8	1,998.0
2010	429.9	598.5
2009	175.1	226.3
2008	725.1	1,026.8
2007	689.2	1,141.6
2006 and prior	2,885.1	3,704.3

Total Commercial mortgage loans	$8,666.2	$8,695.5

(1)	Balances do not include allowance for mortgage loan credit losses.

Credit related impairment

The following table identifies the Company’s credit-related and intent-related impairments included in the Condensed Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Six Months Ended June 30,
	2013		2012
	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$—	—	$1.0	2
Foreign(1)	—	—	2.2	5
Residential mortgage-backed	8.8	93	6.8	81
Commercial mortgage-backed	0.1	2	1.7	1
Other asset-backed	7.5	5	1.3	5
Equity	1.8	1	—	—

Total	$18.2	101	$13.0	94

(1)	Primarily U.S. dollar denominated.

The following tables identify the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. Treasuries	$—	—	$—	—	$1.8	1
U.S. corporate	14.3	4	55.2	41	30.7	32
Foreign(1)	2.2	5	71.3	61	121.5	31
Residential mortgage-backed	25.2	106	37.7	134	73.4	128
Commercial mortgage-backed	1.7	1	133.7	26	59.5	15
Other asset-backed	2.6	7	195.5	122	589.9	107
Equity	—	—	—	—	0.5	4
Mortgage loans on real estate	7.7	2	9.3	7	13.5	11
Other assets(2)	1.4	1	—	—	—	—

Total	$55.1	126	$502.7	391	$890.8	329

(1)	Primarily U.S. dollar denominated.
(2)	Includes loss on real estate owned that is classified as Other assets on the Consolidated Balance Sheets.

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Six Months Ended June 30,
	2013	2012
Fixed maturities	$1,993.3	$2,138.3
Equity securities, available-for-sale	3.1	9.1
Mortgage loans on real estate	243.7	255.4
Policy loans	59.6	61.4
Short-term investments and cash equivalents	1.9	2.9
Other	11.5	(45.9)

Gross investment income	2,313.1	2,421.2
Less: Investment expenses	2.2	4.9

Net investment income	$2,310.9	$2,416.3

The following table summarizes Net investment income for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities	$4,184.0	$4,402.1	$4,374.3
Equity securities, available-for-sale	17.7	27.3	30.1
Mortgage loans on real estate	500.0	500.0	496.7
Policy loans	121.5	125.6	135.5
Short-term investments and cash equivalents	5.4	6.7	(3.5)
Other	(123.3)	(80.8)	(25.4)

Gross investment income	4,705.3	4,980.9	5,007.7
Less: Investment expenses	7.4	12.1	20.7

Net investment income	$4,697.9	$4,968.8	$4,987.0

Realized Gain (Loss) on Investments

Net realized capital gains (losses) were as follows for the periods indicated:

	Six Months Ended June 30,
	2013	2012
Fixed maturities, available-for-sale, including securities pledged	$6.4	$182.1
Fixed maturities, at fair value option	(325.5)	(122.6)
Equity securities, available-for-sale	(1.7)	1.7
Derivatives	(1,805.9)	(633.3)
Embedded derivative - fixed maturities	(73.5)	3.6
Embedded derivative - product guarantees	759.8	(196.4)
Other investments	(0.3)	0.7

Net realized capital gains (losses)	$(1,440.7)	$(764.2)

After-tax net realized capital gains (losses)	$(939.5)	$(538.7)

Net realized capital gains (losses) were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities, available-for-sale, including securities pledged	$391.7	$56.4	$(340.4)
Fixed maturities, at fair value option	(278.8)	(92.0)	(63.6)
Equity securities, available-for-sale	4.2	18.6	9.6
Derivatives	(1,712.4)	418.6	(1,243.5)
Embedded derivative – fixed maturities	(15.7)	16.1	48.3
Embedded derivative – product guarantees	337.3	(1,945.1)	(72.7)
Other investments	(7.1)	(4.0)	(15.7)

Net realized capital gains (losses)	$(1,280.8)	$(1,531.4)	$(1,678.0)

After-tax net realized capital gains (losses)	$(715.8)	$(1,017.4)	$(1,184.7)

Gain (Loss) on Investments

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax, were as follows for the periods indicated:

	Six Months Ended June 30,
	2013	2012
Proceeds on sales	$4,722.8	$6,379.8
Gross gains	77.0	225.3
Gross losses	21.1	27.0

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax, were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Proceeds on sales	$11,185.9	$12,850.7	$15,637.1
Gross gains	484.2	648.5	644.2
Gross losses	(44.8)	(181.9)	(101.3)

Intent related impairment
Credit related impairment

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Six Months Ended June 30,
	2013		2012
	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$—	—	$1.0	2
Foreign(1)	—	—	1.5	4
Commercial mortgage-backed	0.1	2	1.7	1
Other asset-backed	7.3	2	0.2	1

Total	$7.4	4	$4.4	8

(1)	Primarily U.S. dollar denominated.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. Treasuries	$—	—	$—	—	$1.8	1
U.S. corporate	1.1	2	55.2	40	28.2	31
Foreign(1)	1.5	4	59.0	56	75.0	26
Residential mortgage-backed	3.3	10	7.9	27	20.6	23
Commercial mortgage-backed	1.7	1	124.3	26	31.7	9
Other asset-backed	0.2	1	183.8	118	393.8	64

Total	$7.8	18	$430.2	267	$551.1	154

(1)	Primarily U.S. dollar denominated.

Credit related impairment
Credit related impairment

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Six Months Ended June 30,
	2013	2012
Balance at January 1	$114.7	$133.9
Additional credit impairments:
On securities not previously impaired	2.2	0.3
On securities previously impaired	6.0	7.2
Reductions:
Securities sold, matured, prepaid or paid down	(13.0)	(12.5)

Balance at June 30	$109.9	$128.9

The following tables identify the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Balance at January 1	$133.9	$304.6	$287.8
Additional credit impairments:
On securities not previously impaired	9.5	10.3	115.4
On securities previously impaired	17.1	17.0	22.3
Reductions:
Securities intent impaired	—	(38.2)	(72.5)
Securities sold, matured, prepaid or paid down	(45.8)	(159.8)	(48.4)

Balance at December 31	$114.7	$133.9	$304.6

Duration
Schedule of Unrealized Loss on Investments

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
June 30, 2013
Six months or less below amortized cost	$17,670.9	$142.0	$756.1	$35.3	1,180	27
More than six months and twelve months or less below amortized cost	1,523.5	16.1	135.8	3.7	178	8
More than twelve months below amortized cost	659.9	127.3	37.9	34.5	226	35

Total	$19,854.3	$285.4	$929.8	$73.5	1,584	70

December 31, 2012
Six months or less below amortized cost	$3,154.6	$42.1	$95.2	$11.4	308	21
More than six months and twelve months or less below amortized cost	363.3	30.2	19.5	10.3	83	9
More than twelve months below amortized cost	940.1	394.1	35.9	120.4	221	95

Total	$4,458.0	$466.4	$150.6	$142.1	612	125

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of December 31, 2012 and 2011:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2012
Six months or less below amortized cost	$3,154.6	$42.1	$95.2	$11.4	308	21
More than six months and twelve months or less below amortized cost	363.3	30.2	19.5	10.3	83	9
More than twelve months below amortized cost	940.1	394.1	35.9	120.4	221	95

Total	$4,458.0	$466.4	$150.6	$142.1	612	125

2011
Six months or less below amortized cost	$4,560.5	$616.9	$184.5	$166.1	474	105
More than six months and twelve months or less below amortized cost	1,805.8	197.9	103.8	61.0	114	46
More than twelve months below amortized cost	1,935.4	626.6	159.1	243.0	269	145

Total	$8,301.7	$1,441.4	$447.4	$470.1	857	296

Market Sector (Type of Security)
Schedule of Unrealized Loss on Investments

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
June 30, 2013
U.S. Treasuries	$2,737.0	$—	$64.6	$—	20	—
U.S. Government agencies and authorities	57.4	—	0.5	—	2	—
U.S. corporate, state and municipalities	10,150.0	74.4	547.6	18.7	655	3
Foreign	3,763.3	78.1	201.4	18.7	287	8
Residential mortgage-backed	2,409.2	74.6	75.2	20.5	492	46
Commercial mortgage-backed	48.1	—	3.6	—	8	—
Other asset-backed	689.3	58.3	36.9	15.6	120	13

Total	$19,854.3	$285.4	$929.8	$73.5	1,584	70

December 31, 2012
U.S. Treasuries	$453.0	$—	$1.8	$—	3	—
U.S. Government agencies and authorities	—	—	—	—	—	—
U.S. corporate, state and municipalities	1,688.5	41.4	33.1	15.7	109	3
Foreign	684.9	109.3	24.1	35.2	50	14
Residential mortgage-backed	938.3	144.8	42.5	44.2	343	77
Commercial mortgage-backed	85.9	1.9	5.6	0.5	19	1
Other asset-backed	607.4	169.0	43.5	46.5	88	30

Total	$4,458.0	$466.4	$150.6	$142.1	612	125

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of December 31, 2012 and 2011:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2012
U.S. Treasuries	$453.0	$—	$1.8	$—	3	—
U.S. corporate, state and municipalities	1,688.5	41.4	33.1	15.7	109	3
Foreign	684.9	109.3	24.1	35.2	50	14
Residential mortgage-backed	938.3	144.8	42.5	44.2	343	77
Commercial mortgage-backed	85.9	1.9	5.6	0.5	19	1
Other asset-backed	607.4	169.0	43.5	46.5	88	30

Total	$4,458.0	$466.4	$150.6	$142.1	612	125

2011
U.S. Treasuries	$—	$—	$—	$—	—	—
U.S. corporate, state and municipalities	2,402.2	88.7	85.5	25.9	185	7
Foreign	1,912.4	146.6	96.8	48.6	153	16
Residential mortgage-backed	1,475.5	445.3	87.2	153.6	323	178
Commercial mortgage-backed	1,723.5	137.0	114.2	35.0	48	7
Other asset-backed	788.1	623.8	63.7	207.0	148	88

Total	$8,301.7	$1,441.4	$447.4	$470.1	857	296